Putnam Investments

One Post Office Square

Boston, MA 02109

February 16, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam U.S. Government Income Trust (the “Trust”) (Reg. Nos. (333-117134) (811-21598)

Post-Effective Amendment No. 47 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 to submit an exhibit in interactive data form with risk/return summary information from the prospectus for the Fund dated January 30, 2018.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to Jeffrey Jensen at 1-800-225-2465, Ext. 11060.

Very truly yours,

/s/Venice Monagan

Venice Monagan

Associate Counsel

cc: James E. Thomas, Esq.

Ropes & Gray, LLP